INTANGIBLE ASSETS INCLUDING GOODWILL - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in Goodwill Balances
Beginning Balance	$ 1,230	$ 1,162
Foreign Currency Translation and Other Adjustments	(29)	67
Goodwill impairment	469
Ending Balance	732	1,230
Americas
Changes in Goodwill Balances
Beginning Balance	440	416
Foreign Currency Translation and Other Adjustments	(10)	24
Re-allocation of Goodwill	(431)
Ending Balance		440
EMEA
Changes in Goodwill Balances
Beginning Balance	288	272
Foreign Currency Translation and Other Adjustments	5	16
Goodwill impairment	293
Ending Balance		288
Asia Pacific
Changes in Goodwill Balances
Beginning Balance	78	74
Foreign Currency Translation and Other Adjustments	(16)	4
Re-allocation of Goodwill	(62)
Ending Balance		78
Japan
Changes in Goodwill Balances
Beginning Balance	424	401
Foreign Currency Translation and Other Adjustments	(9)	23
Ending Balance	415	$ 424
United States
Changes in Goodwill Balances
Re-allocation of Goodwill	176
Goodwill impairment	176
Principal Markets
Changes in Goodwill Balances
Foreign Currency Translation and Other Adjustments	1
Re-allocation of Goodwill	141
Ending Balance	142
Strategic Markets
Changes in Goodwill Balances
Re-allocation of Goodwill	176
Ending Balance	$ 176